Financial instruments per category (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Financial Instruments Per Category

	2025	2024	2025	2024
	Fair value through profit or loss		At amortized cost
Assets in the consolidated statement of financial position
Other non-current receivables	—	—	42,617	44,206
Derivatives (part of Other non-current receivables)	4,375	125	—	—
Trade receivables	—	—	103,522	103,366
Other current receivables	—	—	9,518	8,297
Derivatives (part of Other current receivables)	129	—	—	—
Cash and cash equivalents	—	—	64,345	98,923
Total	4,504	125	220,002	254,792

	2025	2024	2025	2024
	Fair value through profit or loss		At amortized cost
Liabilities in the consolidated statement of financial position
Convertible Notes (part of Current interest-bearing loans and borrowings)	333,145	324,395	—	—
Nordic Bonds (part of Non-Current and current interest-bearing loans and borrowings)	—	—	187,059	—
Liabilities to credit institutions (part of Current interest-bearing loans and borrowings)	—	—	2,845	121,973
Trade payables	—	—	66,481	60,152
Derivatives (part of Other current liabilities)	—	2	—	—
Accrued expenses	—	—	79,223	79,435
Total	333,145	324,397	335,608	261,560

Summary of Fair Value of Financial Instruments Include Interest Rate Swaps, Present Value of Estimated Future Cash Flows

Recurring fair value measurements at December 31, 2025	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	4,375	—
Derivatives (part of Other current receivables)	—	129	—
Total financial assets	—	4,504	—
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	333,145
Total financial liabilities	—	—	333,145

Recurring fair value measurements at December 31, 2024	Level 1	Level 2	Level 3
Financial assets
Derivatives (part of Other non-current receivables)	—	125	—
Total financial assets	—	125	—
Financial liabilities
Convertible Notes (part of Current interest-bearing loans and borrowings)	—	—	324,395
Derivatives (part of Other current liabilities)	—	2	—
Total financial liabilities	—	2	324,395

Summary of Convertible Notes

Convertible Notes

Convertible Notes
At January 1, 2024	323,528
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	867
At December 31, 2024	324,395
Fair value changes (including interest expenses) recognized in the consolidated statement of operations	30,739
Change in fair value recognized in consolidated statement of comprehensive loss	16,355
Repurchase of U.S. Notes	(38,344)
At December 31, 2025	333,145

	December 31, 2025	December 31, 2024
Carrying amount	333,145	324,395
Amount the Company is contractually obligated to pay to holders of the Convertible Notes at maturity	490,873	546,842
Difference between carrying amount and the amount the Company is contractually obligated to pay to holders of Convertible Notes at maturity	(157,728)	(222,447)

Summary of Key Inputs and Assumptions Used in the Valuation Model for Fair Value of the Convertible Note

The following table lists the key inputs and assumptions used in the valuation model as of December 31, 2025 and 2024:

	2025	2024
Conversion price per ADS ($)(1)	27.2-28.2	27.2-37.8
ADS price at valuation date ($)	10.69	13.26
Expected price volatility of the Company ADS (%)	60.00	70.00
Risk-free interest rate (%)	3.53	4.30
Market interest rate (%)	18.00	20.00

(1) The U.S. Notes (as defined below) are convertible at the option of each holder at a conversion price of $27.20 per ADS, subject to customary anti-dilution adjustments. The HH Notes (as defined below) are convertible at the option of each holder at a conversion price of $28.20 per ADS, subject to customary anti-dilution adjustments. The Swedish Notes (as defined below) are convertible at the option of each holder at a conversion price of $1.36 per ordinary share, subject to customary anti-dilution adjustments. For further details on the Convertible Notes see Note 25 “Interest-bearing loans and borrowings”.

Summary of Impact of Key Inputs and Assumptions on the Fair Value of the Convertible Notes

The following table shows the impact of the key inputs and assumptions on the fair value of the Convertible Notes:

	2025	2024
ADS price decrease 30%	322,377	303,849
ADS price increase 30%	346,524	346,372
Volatility decrease 10 percentage points	327,779	319,311
Volatility increase 10 percentage points	336,942	329,108
Risk-free interest rate decrease 1 percentage point	332,581	323,810
Risk-free interest rate increase 1 percentage point	333,707	324,954
Market interest rate decrease 1 percentage point	340,451	333,154
Market interest rate increase 1 percentage point	326,065	315,973